U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549


                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2
____________________________________________________________________________
     1.        Name and address of issuer:

               Lipper Funds, Inc.
               101 Park Avenue
               New York, New York 10178
____________________________________________________________________________
     2. Name of each series or class of funds for which this notice is filed:

               Lipper High Income Bond Fund
               Lipper U.S. Equity Fund
               Prime Lipper Europe Equity Fund
____________________________________________________________________________
     3.        Investment Company Act File Number:  811-9108

               Securities Act File Number:  33-97984
____________________________________________________________________________
     4.        Last day of fiscal year for which this notice is filed:

               12/31/96
____________________________________________________________________________
     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                           [   ]
____________________________________________________________________________
     6.        Date of termination of issuer's declaration under rule 24f-2
               (a)(1), if applicable (see Instruction A.6):

               None
____________________________________________________________________________
     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               None
____________________________________________________________________________
     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               None
____________________________________________________________________________
     9. Number and aggregate sale price of securities sold during the fiscal year:

               The number and aggregate sale price of securities sold during the fiscal year were 20,247,091 and $202,839,981, respectively. (See Schedule A attached)

____________________________________________________________________________
    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               The number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 were 20,247,091 and $202,839,981, respectively.
               (See Schedule B attached)
____________________________________________________________________________
     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

               The number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans were 894,364 and $9,260,538,
               respectively.   (See Schedule C attached)
_____________________________________________________________________________
     12.       Calculation of registration fee:
               (i) Aggregate sale price  of securities sold during the fiscal year in  reliance  on rule 24f-2 (from Item 10):
                   $ 202,839,981

               (ii) Aggregate price of shares issued in connection with
                    dividend reinvestment plans (from Item 11, if applicable): + 9,620,538

               (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): - 36,654,937

               (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): +0

               (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii) less line (iii), plus line (iv))]
                    (if applicable): $ 175,445,582

               (vi) Multiplier prescribed by Section 6(b) of the Securities
                    Act of 1933 or other applicable law or regulation
                    (see Instruction C.6): x 1/33 of 1%

               (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                     $  53,165.33

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
_____________________________________________________________________________
     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                                                  [X]

             Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: Febraury 24, 1997
_____________________________________________________________________________
                             SIGNATURES

             This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

             By (Signature and Title)*  /s/John M. Corcoran
                                       _____________________

                                        John M. Corcoran,  Assistant Treasurer
                                        ______________________________________
Date  February 27, 1997

 *  Please print the name and title of the signing officer below the signature.
______________________________________________________________________________

                             SCHEDULE A

Number and Aggregate Sale Price of Securities sold during the Fiscal Year


                                           Shares          Price
Lipper High Income Bond Fund

                    Premier Shares         12,620,658    125,856,122
                    Retail Shares              85,832        859,030
                    Group Retirement          204,841      2,040,052
                    Plan Shares

Lipper U.S. Equity Funds

                    Premier Shares          1,314,210     13,521,010
                    Retail Shares              51,245        538,500
                    Group Retirement           37,774        380,652
                    Plan Shares

Prime Lipper Europe Equity Fund

                    Premier Shares          5,863,530     58,942,467
                    Retail Shares              52,290        533,316
                    Group Retirement           16,711        168,832
                    Plan Shares

                    Totals                 20,247,091    202,839,981


_____________________________________________________________________________

                             SCHEDULE B

Number and Aggregate Sale Price of Securities sold during the Fiscal Year in Reliance upon Registration Pursuant to Rule 24F-2


                                           Shares          Price
Lipper High Income Bond Fund

                    Premier Shares         12,620,658    125,856,122
                    Retail Shares              85,832        859,030
                    Group Retirement          204,841      2,040,052
                    Plan Shares

Lipper U.S. Equity Fund

                    Premier Shares          1,314,210     13,521,010
                    Retail Shares              51,245        538,500
                    Group Retirement           37,774        380,652
                    Plan Shares

Prime Lipper Europe Equity Fund

                    Premier Shares          5,863,530     58,942,467
                    Retail Shares              52,290        533,316
                    Group Retirement           16,711        168,832
                    Plan Shares

                    Totals                 20,247,091    202,839,981


_____________________________________________________________________________

                             SCHEDULE C

Number and Aggregate Sale Price of Securities sold during the Fiscal Year in Connection with Dividend Reinvestment Plans


                                           Shares          Price
Lipper High Income Bond Fund

                    Premier Shares            616,706      6,181,966
                    Retail Shares               1,913         19,312
                    Group Retirement           11,177        112,419
                    Plan Shares

Lipper U.S. Equity Fund

                    Premier Shares             55,580        635,822
                    Retail Shares               2,619         29,915
                    Group Retirement            1,953         22,310
                    Plan Shares

Prime Lipper Europe Equity Fund

                    Premier Shares            201,933      2,231,361
                    Retail Shares               1,879         20,769
                    Group Retirement              604          6,664
                    Plan Shares

                    Totals                    894,364      9,260,538

____________________________________________________________________